MARKETABLE SECURITIES - NONCURRENT (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities [Abstract]
Summary of Marketable Securities Noncurrent

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2020	2021
Debt securities, classified as available-for-sale	$10,000	$8,132
Equity securities	—	2,190
	$10,000	$10,322